Available-for-sale securities / Investment securities (Tables)	12 Months Ended
Sep. 30, 2019
Available-for-sale securities / Investment securities
Schedule of reclassification of available-for-sale securities

Transition to AASB 9

The following table shows how the available-for-sale securities under AASB 139 were classified on adoption of AASB 9 and the balance sheet line items they are reflected in. Refer to Note 1 for further details.

				Trading securities
				and financial assets
	Investment Securities			measured at FVIS
	Debt securities at	Equity securities at	Debt securities at	Equity securities at
$m	FVOCI	FVOCI	amortised cost	FVIS	Total
Available-for-sale securities
Consolidated 1 October 2018
Debt securities	59,924	—	811	—	60,735
Equity securities	—	109	—	275	384
Total available-for-sale securities	59,924	109	811	275	61,119
Parent Entity 1 October 2018
Debt securities	56,436	—	10	—	56,446
Equity securities	—	67	—	—	67
Total available-for-sale securities	56,436	67	10	—	56,513

Schedule of investment securities recognised under AASB 9

Balances recognised under AASB 9

	Consolidated	Parent Entity
$m	2019	2019
Investment securities
Investment securities measured at FVOCI
Government and semi-government debt securities	53,389	50,980
Other debt securities	19,058	17,325
Equity securities	134	66
Total investment securities measured at FVOCI	72,581	68,371
Investment securities measured at amortised cost
Government and semi-government debt securities	736	23
Other debt securities	93	4
Total investment securities measured at amortised cost	829	27
Provisions for ECL on debt securities at amortised cost	(9)	—
Total net investment securities measured at amortised cost	820	27
Total investment securities	73,401	68,398

Schedule of maturities of the available-for-sale securities and their weighted-average yield

The following table shows the maturities of the Group’s investment securities as at 30 September 2019 and their weighted average yield. There are no tax-exempt securities.

	Within		Over 1 Year		Over 5 years		Over		No specific			Weighted
	1 year		to 5 years		to 10 years		10 years		maturity		Total	average
2019	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying amount
Government and semi-government debt securities	5,691	4.2%	24,137	2.9%	23,040	2.8%	1,248	2.2%	—	—	54,116	3.1%
Other debt securities	4,040	2.8%	15,060	2.7%	51	2.8%	—	—	—	—	19,151	2.7%
Equity securities	—	—	—	—	—	—	—	—	134	—	134	—
Total by maturity	9,731		39,197		23,091		1,248		134		73,401

Schedule of available-for-sale securities recognised under AASB 139

Balances recognised under AASB 139

	Consolidated		Parent Entity
$m	2018	2017	2018
Available-for-sale securities
Government and semi-government securities	42,979	43,382	40,345
Other debt securities	17,756	16,863	16,101
Equity securities	384	465	67
Total available-for-sale securities	61,119	60,710	56,513
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Statutory comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.